Document and Entity Information	Mar. 14, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001884021
Document Creation Date	Mar. 14, 2025
Document Effective Date	Mar. 14, 2025
Document Period End Date	Mar. 14, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Volatility Shares Trust
Prospectus Date	Mar. 14, 2025
Amendment Flag	false
Solana ETF | Solana ETF
Prospectus:
Trading Symbol	SOLZ
2x Solana ETF | 2x Solana ETF
Prospectus:
Trading Symbol	SOLT
-1x Solana ETF | -1x Solana ETF
Prospectus:
Trading Symbol	SOLI